SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash equivalents	$ 0	$ 0
Asset impairment charges	300,000	4,120,000
Income tax position, recognition percentage	50.00%
Income (loss) attributable to noncontrolling interest	$ 2,375,407	$ 0
Maximum [Member]
Property and equipment, estimated useful life	7 years
Minimum [Member]
Property and equipment, estimated useful life	3 years